EATON VANCE HIGH YIELD MUNICIPAL INCOME FUND

EATON VANCE TABS 5-TO-15 YEAR LADDERED MUNICIPAL BOND FUND

EATON VANCE TABS INTERMEDIATE-TERM MUNICIPAL BOND FUND

EATON VANCE TABS SHORT-TERM MUNICIPAL BOND FUND

Supplement to Statements of Additional Information (“SAIs”) dated June 1, 2014

EATON VANCE FOCUSED GROWTH OPPORTUNITIES FUND

EATON VANCE FOCUSED VALUE OPPORTUNITIES FUND

EATON VANCE GLOBAL NATURAL RESOURCES FUND

Supplement to SAIs dated July 1, 2014

EATON VANCE FLOATING-RATE MUNICIPAL INCOME FUND

EATON VANCE MASSACHUSETTS LIMITED MATURITY MUNICIPAL INCOME FUND

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPAL INCOME FUND

EATON VANCE NEW YORK LIMITED MATURITY MUNICIPAL INCOME FUND

Supplement to SAIs dated August 1, 2014

EATON VANCE RICHARD BERNSTEIN MARKET OPPORTUNITIES FUND

Supplement to SAI dated September 2, 2014

EATON VANCE BOND FUND II

EATON VANCE GLOBAL MACRO CAPITAL OPPORTUNITIES FUND

Supplement to SAIs dated November 3, 2014

EATON VANCE ARIZONA MUNICIPAL INCOME FUND

EATON VANCE CONNECTICUT MUNICIPAL INCOME FUND

EATON VANCE HEXAVEST EMERGING MARKETS EQUITY FUND

EATON VANCE HEXAVEST GLOBAL EQUITY FUND

EATON VANCE HEXAVEST INTERNATIONAL EQUITY FUND

EATON VANCE HEXAVEST U.S. EQUITY FUND

EATON VANCE INSTITUTIONAL EMERGING MARKETS DEBT FUND

EATON VANCE MINNESOTA MUNICIPAL INCOME FUND

EATON VANCE MUNICIPAL OPPORTUNITIES FUND

EATON VANCE NEW JERSEY MUNICIPAL INCOME FUND

EATON VANCE PENNSYLVANIA MUNICIPAL INCOME FUND

Supplement to SAIs dated December 1, 2014

EATON VANCE GEORGIA MUNICIPAL INCOME FUND

EATON VANCE GREATER CHINA GROWTH FUND

EATON VANCE MARYLAND MUNICIPAL INCOME FUND

EATON VANCE MISSOURI MUNICIPAL INCOME FUND

EATON VANCE NORTH CAROLINA MUNICIPAL INCOME FUND

EATON VANCE OREGON MUNICIPAL INCOME FUND

EATON VANCE RICHARD BERNSTEIN ALL ASSET STRATEGY FUND

EATON VANCE RICHARD BERNSTEIN EQUITY STRATEGY FUND

EATON VANCE SOUTH CAROLINA MUNICIPAL INCOME FUND

EATON VANCE VIRGINIA MUNICIPAL INCOME FUND

EATON VANCE WORLDWIDE HEALTH SCIENCES FUND

Supplement to SAIs dated January 1, 2015 as revised February 5, 2015

EATON VANCE AMT-FREE MUNICIPAL INCOME FUND

EATON VANCE ATLANTA CAPITAL FOCUSED GROWTH FUND

EATON VANCE ATLANTA CAPITAL HORIZON GROWTH FUND

EATON VANCE ATLANTA CAPITAL SELECT EQUITY FUND

EATON VANCE ATLANTA CAPITAL SMID-CAP FUND

EATON VANCE CALIFORNIA MUNICIPAL OPPORTUNITIES FUND

EATON VANCE MASSACHUSETTS MUNICIPAL INCOME FUND

EATON VANCE NATIONAL MUNICIPAL INCOME FUND

EATON VANCE NEW YORK MUNICIPAL INCOME FUND

EATON VANCE OHIO MUNICIPAL INCOME FUND

Supplement to SAIs dated February 1, 2015

EATON VANCE CURRENCY INCOME ADVANTAGE FUND

EATON VANCE DIVERSIFIED CURRENCY INCOME FUND

EATON VANCE EMERGING MARKETS LOCAL INCOME FUND

EATON VANCE FLOATING-RATE ADVANTAGE FUND

EATON VANCE FLOATING-RATE FUND

EATON VANCE FLOATING-RATE & HIGH INCOME FUND

EATON VANCE GLOBAL DIVIDEND INCOME FUND

EATON VANCE GLOBAL MACRO ABSOLUTE RETURN FUND

EATON VANCE GLOBAL MACRO ABSOLUTE RETURN ADVANTAGE FUND

EATON VANCE GOVERNMENT OBLIGATIONS FUND

EATON VANCE HIGH INCOME OPPORTUNITIES FUND

EATON VANCE INCOME FUND OF BOSTON

EATON VANCE MULTI-STRATEGY ABSOLUTE RETURN FUND

EATON VANCE MULTI-STRATEGY ALL MARKET FUND

EATON VANCE SHORT DURATION GOVERNMENT INCOME FUND

EATON VANCE SHORT DURATION HIGH INCOME FUND

EATON VANCE SHORT DURATION REAL RETURN FUND

EATON VANCE SHORT DURATION STRATEGIC INCOME FUND

EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND

EATON VANCE TAX-MANAGED GLOBAL DIVIDEND INCOME FUND

EATON VANCE TAX-MANAGED MULTI-CAP GROWTH FUND

EATON VANCE TAX-MANAGED SMALL-CAP FUND

EATON VANCE TAX-MANAGED SMALL-CAP VALUE FUND

EATON VANCE TAX-MANAGED VALUE FUND

EATON VANCE U.S. GOVERNMENT MONEY MARKET FUND

Supplement to SAIs dated March 1, 2015

EATON VANCE HEDGED STOCK FUND

Supplement to SAI dated April 1, 2015

1.

The following changes were effective May 1, 2015:

a.

The following is added to the table under “Fund Management.” in “Management and Organization” under “Noninterested Trustees”:

Name and Year of Birth	Trust Position(s)	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years and Other Relevant Experience	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held During Last Five Years(2)
SUSAN J. SUTHERLAND 1957	Trustee	Since 2015	Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).	176	Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (since 2013).

b.

The following is added as the sixteenth paragraph in the paragraphs below the tables under “Fund Management.” in “Management and Organization”:

Susan J. Sutherland.  Ms. Sutherland has served as a member of the Eaton Vance Fund Boards since May 1, 2015.  Since 2013, Ms. Sutherland has been a Director of Montpelier Re Holdings Ltd., a global provider of customized reinsurance and insurance products.  Ms. Sutherland also serves as a director of Hagerty Holding Corp., a leading provider of specialized automobile and marine insurance.  From 1982 through 2013, Ms. Sutherland was an associate, counsel and then a partner in the Financial Institutions Group of Skadden, Arps, Slate, Meagher & Flom LLP, where she primarily represented U.S. and international insurance and reinsurance companies, investment banks and private equity firms in insurance-related corporate transactions.  In addition, Ms. Sutherland is qualified as a Governance Fellow of the National Association of Corporate Directors and has also served as a board member of prominent non-profit organizations.

c.

The following replaces the first sentence of the paragraph describing the Governance Committee under “Fund Management.” in “Management and Organization”:

Mmes. Taggart (Chair), Frost, Mosley, Peters and Sutherland, and Messrs. Eston, Gorman, Park, Pearlman and Verni are members of the Governance Committee.

d.

The following replaces the first sentence of the paragraph describing the Contract Review Committee under “Fund Management.” in “Management and Organization”:

Messrs. Eston (Chair), Gorman, Park and Verni, and Mmes. Mosley, Peters, Sutherland and Taggart are members of the Contract Review Committee.

e.

The following replaces the first sentence of the paragraph describing the Compliance Reports and Regulatory Matters Committee under “Fund Management.” in “Management and Organization”:

Messrs. Pearlman (Chair), Gorman (Vice-Chair) and Eston and Ms. Sutherland are members of the Compliance Reports and Regulatory Matters Committee.

2.

In accordance with the Eaton Vance funds Trustee retirement policy, Ronald A. Pearlman will retire as a Trustee effective July 1, 2015.  In addition, on July 1, 2015 Mr. Gorman will become the Chair of the Compliance Reports and Regulatory Matters Committee.

May 7, 2015

EATON VANCE CORE PLUS BOND FUND

Supplement to Statement of Additional Information (“SAI”) dated February 1, 2015 as revised May 1, 2015

EATON VANCE BOND FUND

Supplement to SAI dated March 1, 2015 as revised May 6, 2015

EATON VANCE BALANCED FUND

EATON VANCE COMMODITY STRATEGY FUND

EATON VANCE CORE BOND FUND

EATON VANCE DIVIDEND BUILDER FUND

EATON VANCE GREATER INDIA FUND

EATON VANCE GROWTH FUND

EATON VANCE LARGE-CAP VALUE FUND

EATON VANCE REAL ESTATE FUND

EATON VANCE SMALL-CAP FUND

EATON VANCE SMALL-CAP VALUE FUND

EATON VANCE SPECIAL EQUITIES FUND

EATON VANCE STOCK FUND

EATON VANCE TAX-MANAGED GROWTH FUND 1.1

EATON VANCE TAX-MANAGED GROWTH FUND 1.2

EATON VANCE VT BOND FUND

EATON VANCE VT FLOATING-RATE INCOME FUND

EATON VANCE VT LARGE-CAP VALUE FUND

Supplement to SAIs dated May 1, 2015

EATON VANCE TABS 1-TO-10 YEAR LADDERED MUNICIPAL BOND FUND

EATON VANCE TABS 10-TO-20 YEAR LADDERED MUNICIPAL BOND FUND

Supplement to SAI dated May 3, 2015

In accordance with the Eaton Vance funds Trustee retirement policy, Ronald A. Pearlman will retire as a Trustee effective July 1, 2015.  In addition, on July 1, 2015 Mr. Gorman will become the Chair of the Compliance Reports and Regulatory Matters Committee.

May 7, 2015